Common Shares and Common Stock Subscribed (Details Narrative) - USD ($)					12 Months Ended
	May. 20, 2014	Aug. 24, 2013	Jun. 21, 2013	Jan. 08, 2013	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2011
Shares issued for cash, amount					$ 100,000	$ 65,000
Shares issued for services, amount					(88,190)
Shares issued upon conversion of convertible notes payable and accrued interest, amount					589,864	$ 181,242
Shares issued for settlement of related party payables, amount						52,000
Proceeds received from issuance of common stock subscription					$ 50,000	$ 50,000	$ 50,000
Common Shares
Shares issued for cash, shares	69,000,000		6,500,000		69,000,000	6,500,000
Shares issued for cash, amount	$ 100,000		$ 65,000		$ 100,000	$ 65,000
Shares issued for cash, price per share			$ 0.01
Shares issued for services, shares				675,000	2,000,000
Shares issued for services, amount				$ 11,475	$ 88,190
Shares issued upon conversion of convertible notes payable and accrued interest, shares		6,378,208			18,427,675	6,378,209
Shares issued upon conversion of convertible notes payable and accrued interest, amount		$ 181,242			$ 589,864	$ 181,242
Shares issued for settlement of related party payables, shares			5,200,000			5,200,000
Shares issued for settlement of related party payables, amount			$ 52,000			$ 52,000